Share-based Compensation - General (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥) item shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Share-based Compensation
Share-based compensation expenses | ¥	¥ 35,069	¥ 48,242	¥ 0
Unrecognized compensation cost | ¥	¥ 64,095
Period of recognition of compensation cost	2 years 11 months 1 day
Class A ordinary shares
Share-based Compensation
Shares reserved for future issuance (as a percent)	1.50%
Class A ordinary shares | Pre-IPO Plans
Share-based Compensation
Shares authorized to grant (in shares) | shares	36,229,922
Class A ordinary shares | 2016 Plan
Share-based Compensation
Shares authorized to grant (in shares) | shares	4,600,000
Employee stock option
Share-based Compensation
Contractual term (in years)	10 years
Employee stock option | Minimum
Share-based Compensation
Continuous service period (in years)	3 years
Employee stock option | Maximum
Share-based Compensation
Continuous service period (in years)	4 years
Employee stock option | Pre-IPO Plans
Share-based Compensation
Number of vesting schedules | item	3
Employee stock option | Pre-IPO Plans | Minimum
Share-based Compensation
Continuous service period (in years)	3 years
Employee stock option | Pre-IPO Plans | Maximum
Share-based Compensation
Continuous service period (in years)	4 years
Employee stock option | Schedule A | Pre-IPO Plans | Vesting second anniversary
Share-based Compensation
Vesting percentage (as a percent)	50.00%
Vesting period	2 years
Employee stock option | Schedule A | Pre-IPO Plans | Vesting in third anniversary
Share-based Compensation
Vesting percentage (as a percent)	25.00%
Vesting period	3 years
Employee stock option | Schedule A | Pre-IPO Plans | Vesting in fourth anniversary
Share-based Compensation
Vesting percentage (as a percent)	25.00%
Vesting period	4 years
Employee stock option | Schedule B | Pre-IPO Plans
Share-based Compensation
Vesting period	4 years
Vesting at each anniversary (as a percent)	25.00%
Employee stock option | Schedule C | Pre-IPO Plans
Share-based Compensation
Vesting period	3 years
Vesting at each anniversary (as a percent)	33.00%
RSUs | 2016 Plan
Share-based Compensation
Number of vesting schedules | item	4
RSUs | 2016 Plan | Minimum
Share-based Compensation
Continuous service period (in years)	2 years
RSUs | 2016 Plan | Maximum
Share-based Compensation
Continuous service period (in years)	4 years
RSUs | Schedule D | 2016 Plan | Vesting second anniversary
Share-based Compensation
Vesting percentage (as a percent)	50.00%
Vesting period	2 years
RSUs | Schedule D | 2016 Plan | Vesting in third anniversary
Share-based Compensation
Vesting percentage (as a percent)	25.00%
Vesting period	3 years
RSUs | Schedule D | 2016 Plan | Vesting in fourth anniversary
Share-based Compensation
Vesting percentage (as a percent)	25.00%
Vesting period	4 years
RSUs | Schedule E | 2016 Plan
Share-based Compensation
Vesting period	2 years
Vesting each quarter (as a percent)	12.50%
RSUs | Schedule F | 2016 Plan
Share-based Compensation
Vesting period	4 years
Vesting at each anniversary (as a percent)	25.00%
RSUs | Schedule G | 2016 Plan
Share-based Compensation
Vesting period	2 years
Vesting at each anniversary (as a percent)	50.00%